UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elliot Bossen
Title:   Managing Member
Phone:   (919) 969-9300


Signature, Place and Date of Signing:

 /s/ Elliot Bossen      Chapel Hill, North Carolina       January 28, 2011
---------------------  -----------------------------     -----------------
     [Signature]            [City, State]                       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $669,235
                                         (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13-F File Number  Name
---  ---------------------  -------------------------
1       028-12814           Investcorp Silverback Arbitrage Master Fund, Limited

                                                     FORM 13F INFORMATION TABLE

NAME OF ISSUER             TITLE OF              CUSIP     MKT VALUE     SH/PRN    SH/ PUT/ INVESTMENT     OTHR   VOTING AUTHORITY
                           CLASS                 NUMBER     (x1000)      AMOUNT    PRN CALL DISCRETION     MGRS  SOLE   SHARED  NONE
-------------------------  -------------------   --------- ----------  ----------  --- ---- ---------      ----  -------------------
AAR Corp                   Note 1.75% 02/01/26   000361AH8     10,460   9,500,000  PRN      Shared-Defined  1    9,500,000
Actuant Corp               Note 2% 11/15/23      00508XAB0     17,199  12,607,000  PRN      Shared-Defined  1   12,607,000
Affiliated Managers        Note 3%  08/15/38     008252AL2      2,770   2,500,000  PRN      Shared-Defined  1    2,500,000
Albany Intl Corp           Note 2.25% 3/15/26    012348AC2      8,257   8,692,000  PRN      Shared-Defined  1    8,692,000
ALERE INC                  PERP PFD CONV SE      01449J204     19,817      78,758  SH       Shared-Defined  1       78,758
Alliance Data              Note 1.75% 08/01/13   018581AD0     16,178  15,000,000  PRN      Shared-Defined  1   15,000,000
Ambassadors International  Note 3.75% 04/15/27   023178AA4      3,881  10,350,000  PRN      Shared-Defined  1   10,350,000
Amgen Inc                  Note .375% 2-1-2013   031162AQ3      2,502   2,500,000  PRN      Shared-Defined  1    2,500,000
Arvinmeritor Inc           Note 4.625% 3/01/26   043353AF8     12,681  10,000,000  PRN      Shared-Defined  1   10,000,000
CHENIERE ENERGY INC        NOTE 2.250% 8/01/12   16411RAE9     37,600  51,200,000  PRN      Shared-Defined  1   51,200,000
Chesapeake Energy          Note 2.5% 05/15/37    165167BZ9      4,449   5,000,000  PRN      Shared-Defined  1    5,000,000
Chesapeake Energy          Note 2.5% 05/15/37    165167CA3      6,671   7,500,000  PRN      Shared-Defined  1    7,500,000
Citigroup                  UNIT 99/99/9999       172967416      6,800      50,000  SH       Shared-Defined  1       50,000
Dryships Inc               Note 5% 12/01/01      262498AB4     25,724  25,000,000  PRN      Shared-Defined  1   25,000,000
Equinix Inc                Note 3 % 10/15/14     29444UAG1     15,271  15,250,000  PRN      Shared-Defined  1   15,250,000
Flotek Industries Inc      Note 5.25% 2/15/28    343389AA0      5,414   6,268,000  PRN      Shared-Defined  1    6,268,000
GENERAL MOTORS CO          JR PFD CNV SRB        37045V209     29,697     550,000  SH       Shared-Defined  1      550,000
Global Industries          Note 2.75% 8/01/27    379336AE0      5,266   7,000,000  PRN      Shared-Defined  1    7,000,000
GMX Resources Inc          Note 5% 02/01/13      38011MAB4      7,651   9,000,000  PRN      Shared-Defined  1    9,000,000
Goodrich Petroleum Co.     Note 5% 10/01/29      382410AC2      8,301   8,500,000  PRN      Shared-Defined  1    8,500,000
Greenbrier Cos Inc         Note 2.375% 5/15/26   393657AD3      7,761   8,369,000  PRN      Shared-Defined  1    8,369,000
Hercules Offshore LLC      Note 3.375% 6/1/38    427093AD1     10,630  14,040,000  PRN      Shared-Defined  1   14,040,000
Horizon Lines Inc          Note 4.25% 8/15/12    44044KAB7      6,100   6,618,000  PRN      Shared-Defined  1    6,618,000
International Coal         Note 4% 4/1/17        45928HAG1     13,906   9,109,000  PRN      Shared-Defined  1    9,109,000
Symantec Corp              COM                   871503108      1,500      89,600  SH  Call Shared-Defined  1       89,600
SELECT SECTOR SPDR TR      SBI INT-FINL          81369Y605      6,388     400,500  SH  Call Shared-Defined  1      400,500
Centurylink Inc            COM                   156700106        693      15,000  SH  Put  Shared-Defined  1       15,000
Centurylink Inc            COM                   156700106     11,607     251,400  SH  Put  Shared-Defined  1      251,400
SPDR S&P 500 ETF TR        TR UNIT               78462F103     37,725     300,000  SH  Put  Shared-Defined  1      300,000
Kulicke & Soffa Ind Inc    Note 0.875% 6/01/12   501242AT8      6,896   7,135,000  PRN      Shared-Defined  1    7,135,000
L-3 Communications Corp    Note 3% 2/01/11       502413AW7     17,561  17,500,000  PRN      Shared-Defined  1   17,500,000
Level 3 Communications     Note 3.5% 6/15/12     52729NBK5      5,472   5,725,000  PRN      Shared-Defined  1    5,725,000
Lincare Holdings           Note 2.75% 11/01/37   532791AE0      9,785   9,000,000  PRN      Shared-Defined  1    9,000,000
Mannkind Corp              Note 3.75% 12/15/13   56400PAA0        569     855,000  PRN      Shared-Defined  1      855,000
Mastec Inc                 Note  4% 06/15/14     576323AG4      4,225   3,500,000  PRN      Shared-Defined  1    3,500,000
Medicis Pharmaceutical     Note 2.5% 6/04/32     58470KAA2     16,215  15,350,000  PRN      Shared-Defined  1   15,350,000
Medtronic Inc              Note 1.625% 04/15/13  585055AM8     10,065  10,000,000  PRN      Shared-Defined  1   10,000,000
Micron Technologies        Note 1.875% 06/01/14  595112AH6     17,905  19,000,000  PRN      Shared-Defined  1   19,000,000
Newpark Resources          Note 4% 10/01/17      651718AC2      6,833   7,500,000  PRN      Shared-Defined  1    7,500,000
Northgate Mineral          Note 3.5% 10/01/16    666416AB8      9,124   8,500,000  PRN      Shared-Defined  1    8,500,000
Novamed Inc                Note 1% 6/15/12       66986WAA6      4,816   5,200,000  PRN      Shared-Defined  1    5,200,000
Old Republic Intl          Note 8% 05/15/12      680223AF1      2,032   1,600,000  PRN      Shared-Defined  1    1,600,000
ON Semiconductor           Note 0% 04/15/24      682189AE5      8,386   7,500,000  PRN      Shared-Defined  1    7,500,000
Reinsurance Group          PFD TR INC EQ         759351307     21,497     308,924  SH       Shared-Defined  1      308,924
RTI Intl Metals            Note 3% 12/01/15      74973WAA5      2,071   2,000,000  PRN      Shared-Defined  1    2,000,000
SBA Communications         Note 1.875% 05/01/13  78388JAN6     18,598  16,500,000  PRN      Shared-Defined  1   16,500,000
Smithfield Foods Inc       Note 4% 06/30/13      832248AR9     13,402  11,500,000  PRN      Shared-Defined  1   11,500,000
Sonic Automotive Inc       Note 5% 10/01/29      83545GAQ5     16,765  13,500,000  PRN      Shared-Defined  1   13,500,000
Sotheby's                  Note  3.125% 06/15/13 835898AC1     15,039  10,286,000  PRN      Shared-Defined  1   10,286,000
Symantec Corp              Note 0.75% 06/15/11   871503AD0     18,134  17,500,000  PRN      Shared-Defined  1   17,500,000
Synnex Corp                Note 4% 5/15/18       87162WAA8     12,010   9,750,000  PRN      Shared-Defined  1    9,750,000
Thoratec Corp              Note 1.3798% 05/16/34 885175AB5      6,325   7,475,000  PRN      Shared-Defined  1    7,475,000
Tyson Food Inc             Note 3.25% 10/15/13   902494AP8     18,390  15,000,000  PRN      Shared-Defined  1   15,000,000
USEC Inc                   Note 3% 10/01/14      90333EAC2     14,667  16,367,000  PRN      Shared-Defined  1   16,367,000
Virgin Media Inc           Note 6.5% 11/15/16    92769LAB7     32,308  19,500,000  PRN      Shared-Defined  1   19,500,000
Western Refining Inc       Note 5.75% 6/15/14    959319AC8     14,419  12,000,000  PRN      Shared-Defined  1   12,000,000
YM Biosciences             COM                   984238105      2,827   1,213,263  SH       Shared-Defined  1    1,213,263